Submission	Mar. 03, 2026
Submission [Line Items]
Central Index Key	0001911321
Registrant Name	Kennedy Lewis Capital Company
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A